Short Sales and Derivatives - Underlying CPI Index (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / derivative_unit	Dec. 31, 2017 USD ($) $ / derivative_unit	Dec. 31, 2018 GBP (£) $ / derivative_unit	Dec. 31, 2018 EUR (€) $ / derivative_unit	Dec. 31, 2017 GBP (£) $ / derivative_unit	Dec. 31, 2017 EUR (€) $ / derivative_unit
Disclosure of financial assets [line items]
Notional amount	$ 6,506.4	$ 6,396.9
Market value	$ 307.4	$ 204.3
CPI-linked derivative contracts
Disclosure of financial assets [line items]
Average life (in years)	3 years 7 months 6 days	4 years 7 months 6 days
Notional amount	$ 114,426.4	$ 117,254.6
Cost	668.9	678.4
Market value	24.9	39.6
Unrealized gain (loss)	$ (644.0)	$ (638.8)
United States | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Floor rate	0.50%		0.50%	0.50%
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	242.20	241.00	242.20	242.20	241.00	241.00
United States, 1 | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Floor rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Average life (in years)	3 years 8 months 12 days	4 years 8 months 12 days
Notional amount	$ 46,725.0	$ 46,725.0
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	231.39	231.39	231.39	231.39	231.39	231.39
Index value at period end (usd per unit) | $ / derivative_unit	251.23	246.52	251.23	251.23	246.52	246.52
Cost	$ 286.7	$ 287.5
Cost (in bps)	0.614%	0.615%	0.614%	0.614%	0.615%	0.615%
Market value	$ 8.0	$ 20.6
Market value (in bps)	0.017%	0.044%	0.017%	0.017%	0.044%	0.044%
Unrealized gain (loss)	$ (278.7)	$ (266.9)
United States, 2 | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Floor rate	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Average life (in years)	5 years 9 months 18 days	6 years 9 months 18 days
Notional amount	$ 12,600.0	$ 12,600.0
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	238.30	238.30	238.30	238.30	238.30	238.30
Index value at period end (usd per unit) | $ / derivative_unit	251.23	246.52	251.23	251.23	246.52	246.52
Cost	$ 39.4	$ 39.9
Cost (in bps)	0.313%	0.317%	0.313%	0.313%	0.317%	0.317%
Market value	$ 15.1	$ 17.2
Market value (in bps)	0.12%	0.137%	0.12%	0.12%	0.137%	0.137%
Unrealized gain (loss)	$ (24.3)	$ (22.7)
European Union | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Floor rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Average life (in years)	3 years	4 years
Notional amount	$ 47,297.6	$ 49,683.0		€ 41,375.0		€ 41,375.0
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	96.09	96.09	96.09	96.09	96.09	96.09
Index value at period end (usd per unit) | $ / derivative_unit	104.10	102.57	104.10	104.10	102.57	102.57
Cost	$ 299.3	$ 307.1
Cost (in bps)	0.633%	0.618%	0.633%	0.633%	0.618%	0.618%
Market value	$ 1.5	$ 1.4
Market value (in bps)	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%
Unrealized gain (loss)	$ (297.8)	$ (305.7)
United Kingdom | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Floor rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Average life (in years)	3 years 10 months 24 days	4 years 10 months 24 days
Notional amount	$ 4,202.9	$ 4,464.1	£ 3,300.0		£ 3,300.0
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	243.82	243.82	243.82	243.82	243.82	243.82
Index value at period end (usd per unit) | $ / derivative_unit	285.60	278.10	285.60	285.60	278.10	278.10
Cost	$ 22.8	$ 23.2
Cost (in bps)	0.542%	0.52%	0.542%	0.542%	0.52%	0.52%
Market value	$ 0.0	$ 0.3
Market value (in bps)	0.00%	0.007%	0.00%	0.00%	0.007%	0.007%
Unrealized gain (loss)	$ (22.8)	$ (22.9)
France | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Floor rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Average life (in years)	4 years 1 month 6 days	5 years 1 month 6 days
Notional amount	$ 3,600.9	$ 3,782.5		€ 3,150.0		€ 3,150.0
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	99.27	99.27	99.27	99.27	99.27	99.27
Index value at period end (usd per unit) | $ / derivative_unit	103.16	101.76	103.16	103.16	101.76	101.76
Cost	$ 20.7	$ 20.7
Cost (in bps)	0.575%	0.547%	0.575%	0.575%	0.547%	0.547%
Market value	$ 0.3	$ 0.1
Market value (in bps)	0.008%	0.003%	0.008%	0.008%	0.003%	0.003%
Unrealized gain (loss)	$ (20.4)	$ (20.6)
Payout At Maturity Scenario 1
Disclosure of financial assets [line items]
Floor rate	0.00%		0.00%	0.00%
Payout At Maturity Scenario 2
Disclosure of financial assets [line items]
Floor rate	0.50%		0.50%	0.50%
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	250.49		250.49	250.49